Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Increase in Cash Received Excluding Amounts Recognized - Contract liabilities [Member] - EUR (€)
€ in Thousands
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Increase in Cash Received Excluding Amounts Recognized [Line Items]
Contract liabilities	€ 7,519	€ 23,721
Revenue recognized that was included in the contract liability balance at the beginning of the period	17,997	465
Increases due to cash received, excluding amounts recognized at the beginning of the period	€ 1,795	€ 17,846